Financial Instruments and Financial Risk Management - Narrative (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($) CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) CAD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) CAD ($)
Financial Instruments and Financial Risk Management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period			$ 0		$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period			0		0
Transfers into Level 3 of fair value hierarchy, assets			0		0
Transfers out of Level 3 of fair value hierarchy, assets			0		0
Fair value gain (loss) on financial asset - FID	$ (41,018,000)	$ 474,000	(41,662,000)	$ 3,757,000
Contingent payment amount	40,000,000		40,000,000
Fair value gain from foreign exchange translation effects	0	$ (384,000)	(5,161,000)	620,000
Working capital	114,400,000		114,400,000		147,600,000
Texas Lithium
Financial Instruments and Financial Risk Management
Financial assets	10,600,000		10,600,000
Fair value gain (loss) on financial asset - FID	(9,600,000)		(10,300,000)
Net increase or decrease in fair value of financial asset			(200,000)
SWA
Financial Instruments and Financial Risk Management
Financial assets					31,400,000
Fair value gain (loss) on financial asset - FID	(31,400,000)		(31,400,000)
Net increase or decrease in fair value of financial asset					14,200,000
Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	$ 5,350,000		5,350,000		$ 5,350,000
Fair value gain from foreign exchange translation effects			$ 204,000
Fair Value gain on equity financing transaction				$ 2,800,000
USD
Financial Instruments and Financial Risk Management
Conversion rate	1.418		1.418		1.371
Reasonably possible change In US Dollar relative to Canadian Dollar			10.00%		10.00%